Financing Income (Expenses), Net - Schedule of Components of the Financing Income (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of the Financing Income [Abstract]
Revaluation income of derivative warrant liability	[1]	₪ 274	₪ 877	₪ 2,954
Income from exchange rate differences		197	458	2,060
Interest in respect of bank deposits		404	272	85
Adjustment to liability in respect of government grants	[2]	224
Total		₪ 1,099	₪ 1,607	₪ 5,099

[1]	See Note 13C1 above.
[2]	See Note 11 above.